INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Income Tax [Abstract]
Disclosure of detailed information about deferred tax assets [Text Block]
Deferred Tax Assets

The following table sets forth the deferred tax assets as of the dates indicated:

	12-31-2022	12-31-2021
Deferred tax assets	ThU.S.$	ThU.S.$
Deferred tax assets relating to provisions	8,910	5,730
Deferred tax assets relating to accrued liabilities	8,986	8,257
Deferred tax assets relating to post-employment benefits	25,904	19,738
Deferred tax assets relating to property, plant and equipment	45,919	32,480
Deferred tax assets relating to impairment provision	13,517	8,564
Deferred tax assets relating to financial instruments	53,347	108,910
Deferred tax assets relating to tax loss carryforward	110,526	24,972
Deferred tax assets relating to inventories	20,942	18,793
Deferred tax assets relating to provisions for income	9,941	19,323
Deferred tax assets relating to allowance for doubtful accounts	2,472	4,625
Deferred tax assets relating to intangible revaluation	1,466	2,301
Deferred tax assets relating to tax credits	-	8,996
Deferred tax assets relating to other deductible temporary differences	25,777	24,328
Total deferred tax assets	327,707	287,017
Offsetting presentation	(318,696)	(279,380)
Net effect	9,011	7,637

Disclosure of detailed information about deferred tax liabilities [Text Block]
Deferred Tax Liabilities

The following table sets forth the deferred tax liabilities as of the dates indicated:

	12-31-2022	12-31-2021
Deferred tax liabilities	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,415,173	1,281,546
Deferred tax liabilities relating to financial instruments	33,749	25,334
Deferred tax liabilities relating to biological assets	527,988	605,166
Deferred tax liabilities relating to inventory	56,531	46,336
Deferred tax liabilities relating to prepaid expenses	37,760	38,088
Deferred tax liabilities relating to intangible	10,173	12,511
Deferred tax liabilities relating to other taxable temporary differences	23,237	18,204
Total deferred tax liabilities	2,104,611	2,027,185
Offsetting presentation	(318,696)	(279,380)
Net effect	1,785,915	1,747,805

Disclosure of reconciliation of deferred tax assets and liabilities [Text Block]
Reconciliation of deferred tax assets and liabilities

	Opening balance 01-01-2022	Deferred tax income (expenses)	Deferred tax of ítems charged to equity	Increase (decrease) net exchange differences	Closing balance 12-31-2022
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax Assets relating to provisions	5,730	3,051	-	129	8,910
Deferred tax Assets relating to accrued liabilities	8,257	716	-	13	8,986
Deferred tax Assets relating to post-employment benefits	19,738	745	5,403	18	25,904
Deferred tax Assets relating to property, plant and equipment	32,480	13,439	-	-	45,919
Deferred tax Assets relating to impairment provision	8,564	4,664	-	289	13,517
Deferred tax Assets relating to financial instruments	108,910	(8,024)	(47,883)	344	53,347
Deferred tax Assets relating to tax loss carryforward	24,972	84,068	-	1,624	110,664
Deferred tax Assets relating to inventories	18,793	2,120	-	29	20,942
Deferred tax Assets relating to provisions for income	19,323	(9,408)	-	26	9,941
Deferred tax Assets relating to allowance for doubtful accounts	4,625	(2,155)	-	2	2,472
Deferred tax Assets relating to intangible revaluation	2,301	(1,013)	-	178	1,466
Deferred tax Assets relating to tax credits	8,996	(8,996)	-	-	-
Deferred tax Assets relating to other deductible temporary differences	24,328	509	-	802	25,639
Total deferred tax assets	287,017	79,716	(42,480)	3,454	327,707

	Opening balance 01-01-2021	Deferred tax (income) expenses	Deferred tax of items c harged to equity	Increase (decrease) net exchange differences	Closing balance 12-31-2022
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,281,546	130,377	-	3,250	1,415,173
Deferred tax liabilities relating to financial instruments	25,334	5,712	2,704	(1)	33,749
Deferred tax liabilities relating to biological assets	605,166	(80,917)	-	3,739	527,988
Deferred tax liabilities relating to inventory	46,336	10,272	-	(77)	56,531
Deferred tax liabilities relating to prepaid expenses	38,088	(337)	-	9	37,760
Deferred tax liabilities relating to intangible	12,511	(2,648)	-	310	10,173
Deferred tax liabilities relating to other taxable temporary differences	18,204	4,520	-	513	23,237
Total deferred tax liabilities	2,027,185	66,979	2,704	7,743	2,104,611

	Opening balance 01-01-2021	Deferred tax income (expenses)	Deferred tax of items charged to other comprehensive income	Decrease through loss of control in subsidiary	Increase (decrease) net exchange differences	Closing balance 12-31-2021
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets relating to provisions	5,042	745	-	-	(57)	5,730
Deferred tax assets relating to accrued liabilities	8,107	179	-	(24)	(5)	8,257
Deferred tax assets relating to post-employment benefits	22,026	(2,667)	438	(56)	(3)	19,738
Deferred tax assets relating to property, plant and equipment	24,397	8,083	-	-	-	32,480
Deferred tax assets relating to impairment provision	14,193	(5,193)	-	-	(436)	8,564
Deferred tax assets relating to financial instruments	79,765	(1,572)	31,062	-	(345)	108,910
Deferred tax assets relating to tax loss carryforward	126,405	(99,915)	-	(207)	(1,311)	24,972
Deferred tax assets relating to inventories	7,964	10,854	-	-	(25)	18,793
Deferred tax assets relating to provisions for income	7,905	11,427	-	-	(9)	19,323
Deferred tax assets relating to allowance for doubtful accounts	2,427	2,213	-	-	(15)	4,625
Deferred tax assets relating to intangible revaluation	3,713	(1,207)	-	-	(205)	2,301
Deferred tax assets relating to tax credits	20,898	(11,902)	-	-	-	8,996
Deferred tax assets relating to other deductible temporary differences	20,018	4,823	-	4	(517)	24,328
Total deferred tax assets	342,860	(84,132)	31,500	(283)	(2,928)	287,017

	Opening balance 01-01-2021	Deferred tax (income) expenses	Deferred tax of items charged to other comprehensive income	Decrease through loss of control in subsidiary	Increase (decrease) net e xchange differences	Closing balance 12-31-2021
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	1,020,282	264,397	-	(121)	(3,012)	1,281,546
Deferred tax liabilities relating to financial instruments	26,755	(2,030)	609	-	-	25,334
Deferred tax liabilities relating to biological assets	644,348	(31,706)	-	(2,946)	(4,530)	605,166
Deferred tax liabilities relating to inventory	32,567	15,131	-	(1,395)	33	46,336
Deferred tax liabilities relating to prepaid expenses	42,319	(4,227)	-	-	(4)	38,088
Deferred tax liabilities relating to intangible	14,826	(1,908)	-	-	(407)	12,511
Deferred tax liabilities relating to other taxable temporary differences	19,608	(1,173)	-	(179)	(52)	18,204
Total deferred tax liabilities	1,800,705	238,484	609	(4,641)	(7,972)	2,027,185

	Opening b alance 01-01-2020	Deferred tax i ncome ( e xpenses)	Deferred tax of items charged to other comprehensive income	Increase (decrease) n et exchange differences	Closing balance 12-31-2020
Deferred tax assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets relating to provisions	5,749	(267)	-	(440)	5,042
Deferred tax assets relating to accrued liabilities	7,182	937	-	(12)	8,107
Deferred tax assets relating to post-employment benefits	20,378	1,598	68	(18)	22,026
Deferred tax assets relating to property, plant and equipment	16,609	7,788	-	-	24,397
Deferred tax assets relating to impairment provision	20,169	(4,598)	-	(1,378)	14,193
Deferred tax assets relating to financial instruments	68,390	(1,641)	13,685	(669)	79,765
Deferred tax assets relating to tax loss carryforward	133,221	2,605	-	(9,421)	126,405
Deferred tax assets relating to inventories	12,460	(4,363)	-	(133)	7,964
Deferred tax assets relating to provisions for income	6,631	1,295	-	(21)	7,905
Deferred tax assets relating to allowance for doubtful accounts	4,349	(1,545)	-	(377)	2,427
Deferred tax assets relating to intangible revaluation	6,044	(1,042)	-	(1,289)	3,713
Deferred tax assets relating to tax credits	19,460	1,438	-	-	20,898
Deferred tax assets relating to other deductible temporary differences	16,161	5,096	-	(1,239)	20,018
Total deferred tax assets	336,803	7,301	13,753	(14,997)	342,860

	Opening b alance 01-01-2020	Deferred tax ( i ncome) e xpenses	Deferred tax of items charged to other comprehensive income	Increase (decrease) n et exchange differences	Closing balance 12-31-2020
Deferred tax liabilities	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax liabilities relating to property, plant and equipment	900,415	128,933	-	(9,066)	1,020,282
Deferred tax liabilities relating to financial instruments	25,630	986	139	-	26,755
Deferred tax liabilities relating to biological assets	642,221	20,239	-	(18,112)	644,348
Deferred tax liabilities relating to inventory	38,251	(5,711)	-	27	32,567
Deferred tax liabilities relating to prepaid expenses	41,338	989	-	(8)	42,319
Deferred tax liabilities relating to intangible	17,942	(1,118)	-	(1,998)	14,826
Deferred tax liabilities relating to other taxable temporary differences	25,126	(2,846)	-	(2,672)	19,608
Total deferred tax liabilities	1,690,923	141,472	139	(31,829)	1,800,705

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
The following tables summarize the deductible and taxable temporary differences:

Detail of classes of deferred tax temporary differences	12-31-2022		12-31-2021

	Deductible difference ThU.S.$	Taxable difference ThU.S.$	Deductible difference ThU.S.$	Taxable difference ThU.S.$
Deferred tax assets	217,181	-	262,045	-
Deferred tax assets - tax loss carryforward	110,526	-	24,972	-
Deferred tax liabilities	-	2,104,611	-	2,027,185
Total	327,707	2,104,611	287,017	2,027,185

		January - December
Detail of temporary difference income and loss amounts	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Deferred tax assets	(4,214)	15,783	4,696
Deferred tax assets - tax loss carryforward	83,930	(99,915)	2,605
Deferred tax liabilities	(66,979)	(238,484)	(141,472)
Total	12,737	(322,616)	(134,171)

Disclosure of detailed information about income tax expense [Text Block]
Income Tax Expense

Income tax expense consists of the following:

	January – December
Income tax composition	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Current income tax expense	(350,143)	(254,186)	(80,501)
Tax benefit arising from tax credit used to reduce current tax expense	126,545	176,226	175,832
Prior period current income tax adjustments	4,716	(2,036)	653
Other current benefit tax (expenses)	64,024	(302)	(3,661)
Current tax expense, net	(154,858)	(80,298)	92,323

Deferred tax expense relating to origination and reversal of temporary differences	(71,331)	(222,701)	(136,776)
Tax benefit arising from tax credits used to reduce deferred tax expense	84,068	(99,915)	2,605
Total deferred tax benefit (expense), net	12,737	(322,616)	(134,171)
Total income tax benefit (expense)	(142,121)	(402,914)	(41,848)

Disclosure of income tax expenses by geographical area wise [Text Block]
The following table presents the current income tax expense detailed by foreign and domestic (Chile) companies at December 31, 2022, 2021 and 2020:

	January – December
	2022	2021	2020
	ThU.S.$	ThU.S.$	ThU.S.$
Foreign current income tax expense	(96,745)	(113,821)	(1,568)
Domestic current income tax expense	(58,113)	33,523	93,891
Total current income tax expense	(154,858)	(80,298)	92,323

Foreign deferred tax benefit (expense)	64,462	(59,995)	(21,908)
Domestic deferred tax benefit (expense)	(51,725)	(262,621)	(112,263)
Total deferred tax benefit (expense)	12,737	(322,616)	(134,171)

Total income tax benefit (expense)	(142,121)	(402,914)	(41,848)

Disclosure of detailed information about reconciliation of income tax expense [Text Block]
Reconciliation of income tax expense from statutory tax rate to the effective tax rate.

The reconciliation of income tax expense is as follows:

	January – December
	2022	2021	2020
Reconciliation of income tax from statutory rate to effective tax rate	ThU.S.$	ThU.S.$	ThU.S.$
Statutory domestic (Chile) income tax rate	27.0%	27.0%	27.0%
Tax expense at statutory tax rate	(228,514)	(387,319)	(18,131)
Tax effect of foreign tax rates	8,853	(9,984)	(4,201)
Tax effect of income exempt from taxation	80,229	62,879	5,821
Tax effect of not deductible expenses	(40,149)	(29,050)	(35,113)
Tax rate effect of previously unrecognized tax loss	81	-	11,628
Tax effect of a new evaluation of deferred tax assets	1,557	13,345	826
Tax effect of change in tax rates	-	(46,215)	-
Tax effect of tax provided in excess in prior periods	4,716	(2,036)	653
Other tax rate effects (*)	31,106	(4,534)	(3,331)
Total adjustments to tax expense at applicable tax rate	86,393	(15,595)	(23,717)
Tax benefit (expense) at effective tax rate	(142,121)	(402,914)	(41,848)
(*) This line includes mainly the tax effect generated by exchange differences on translation of tax bases.

Summary Of Detailed Information In Current Tax Assets And Liabilities
Current tax assets and liabilities

The current tax assets and liabilities balances are as follow:

Current tax assets	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Monthly Provisional Payments (MPP)	21,974	800
Income tax receivable	181,705	218,298
Provision tax income	(25,341)	(22,727)
Other tax receivables	25,384	36,694
Total	203,722	233,065

Current tax liabilities	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Provision tax income (First category)	256,164	216,484
Monthly Provisional Payments (MPP)	(231,846)	(91,361)
Other tax payables	2,551	2,858
Total	26,869	127,981